Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2015
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital:
13. Common Stock and Additional Paid-in Capital:

Net Loss Attributable to Dryships Inc. and Transfers to the Non-controlling Interest:

The following table represents the effects of any changes in Dryships' ownership interest in a subsidiary on the equity attributable to the shareholders of Dryships.

	Year Ended December 31,
	2013	2014	2015

Net loss attributable to Dryships Inc.	$(223,093)	$(47,512)	$(2,847,061)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(45,542)	(4,758)	(49,444)

Net transfers to the non-controlling interest	(45,542)	(4,758)	(49,444)

Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$(268,635)	$(52,270)	$(2,896,505)

Issuance of common shares

On October 4, 2013, the Company filed a prospectus supplement to the universal shelf registration statement on Form F-3 filed on August 30, 2013, pursuant to an at-the-market offering for up to $200,000 of the Company's common shares. In connection with the offering, the Company entered into a Sales Agreement with Evercore Group L.L.C., ("Evercore"), the sales agent, dated October 4, 2013. During 2013, 275,689 common shares (6,892,233 common shares before the reverse stock split) were issued and sold pursuant to the at-the-market offering, resulting in net proceeds of $23,655, after deducting commissions, while in 2014, 888,394 common shares (22,209,844 common shares before the reverse stock split) were issued and sold pursuant to the at-the-market offering, resulting in net proceeds of $90,016, after deducting commissions.

On October 29, 2014, the Company successfully completed the offering of 10,000,000 shares (250,000,000 common shares before the reverse stock split) of its common stock, par value $0.01 per share, at a price of $1.40 per share (share price before reverse stock split). As part of the offering, George Economou, the Company's Chairman, President and Chief Executive Officer, has purchased $80,000, or 2,285,680 shares (57,142,000 common shares before the reverse stock split), of common stock in the offering at the public offering price. The Company used the net proceeds of approximately $332,852 from the offering to repurchase a portion of its $700,000 principal amount of indebtedness under the 5.0% Convertible Senior Notes matured on December 1, 2014.

On February 19, 2016, the Company's Board of Directors has determined to effect a 1-for-25 reverse stock split of the Company's common shares. The reverse stock split occurred, and the Company's common stock begun trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on March 11, 2016. All previously reported share and per share amounts have been restated to reflect the reverse stock split.

Sale of Ocean Rig shares

On February 14, 2013, the Company completed a public offering of an aggregate of 7,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $122,960 of net proceeds from the public offering. The net assets of Ocean Rig as of February 14, 2013, amounted to $2,950,992. At the date of the transaction, the carrying amounts of Ocean Rig's assets and liabilities did not require fair value adjustments. The difference between the net consideration received and the amount attributed to the non-controlling interests, which amounted to $45,542, was recognized in equity attributable to the controlling interest. On June 4, 2015, the Company and Ocean Rig signed an amendment under the $120,000 Note to, among other things, partially exchange $40,000 of the Note for 4,444,444 of Ocean Rig's shares owned by the Company, amend the interest of the Note and pledge an amount of 20,555,556 of Ocean Rig shares owned by the Company. On August 13, 2015, the Company signed an agreement with Ocean Rig to repay the remaining outstanding balance of $80,000 owed to Ocean Rig under the $120,000 Note, and transferred 17,777,778 shares of Ocean Rig previously owned by the Company to Ocean Rig as full payment of the outstanding balance under the Note, (Note 4).

Treasury stock

As of December, 2014 the share borrower described in Note 11 returned to the Company the 1,444,000 loaned shares (36,100,000 common shares before the reverse stock split) of the Company's common stock, which were not retired and are held as treasury stock. Furthermore, on December 30, 2015, a Company's executive returned 720 shares (18,000 common shares before the reverse stock split) of the Company's common stock. These shares were also not retired and are held as treasury stock.

Stockholders Rights Agreement

As of January 18, 2008, the Company entered into a Stockholders Rights Agreement (the "Agreement"). Under the Agreement, the Company's Board of Directors declared a dividend payable of one preferred share purchase right, ("Right"), to purchase one one-thousandth of a share of the Company's Series A Participating Preferred Stock for each outstanding common share. Each Right entitles the registered holder, upon the occurrence of certain events, to purchase from the Company one one-thousandth of a share of Series A Participating Preferred Stock or additional shares of common stock. As of July 9, 2009, an amendment was effected to the Agreement to reflect the issuance of Series A Convertible Preferred Stock. As of December 31, 2015, no exercise of any Rights had occurred.